CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Predecessor) (Parenthetical) - Robin Energy Ltd. Predecessor [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EXPENSES:
Voyage expenses	$ 315,055	$ 198,730	$ 219,066
General and administrative expenses	1,522,516	807,607	373,012
Gain on sale of vessel	0	8,226,258	0
Related Party [Member]
EXPENSES:
Voyage expenses	125,409	195,890	195,471
General and administrative expenses	162,156	279,855	28,691
Gain on sale of vessel	$ 0	$ 179,900	$ 0